SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 2) (USD $)	12 Months Ended
Dec. 31, 2012
Loans:
Past due period, after which loan is classified as nonaccrual	90 days
Threshold amount of loans categorized as special mention evaluated for impairment	$ 250,000
Period of summarized data utilized in analysis of historical loss data	3 years
Period of look-back at gross charge-offs in analysis of historical loss data	3 years
Weightage for the most recent year in historical loss data analysis (as a percent)	60.00%
Weightage for the prior year in historical loss data analysis (as a percent)	30.00%
Weightage for the third year in historical loss data analysis (as a percent)	10.00%
Real estate loans | One-to-four family | Maximum
Loans:
Percentage of the property's appraised value up to which the entity may lend	80.00%
Percentage of the property's appraised value up to which the entity may lend if borrower obtains private mortgage insurance	100.00%
Real estate loans | Multi-family
Loans:
Period one after which interest rate is adjustable	1 year
Period two after which interest rate is adjustable	3 years
Period three after which interest rate is adjustable	5 years
Real estate loans | Multi-family | Minimum
Loans:
Number of units of apartment buildings and rental properties by which loans are secured	5
Loan amount threshold for independent appraisal	250,000
Real estate loans | Multi-family | Maximum
Loans:
Percentage of the property's appraised value up to which the entity may lend	80.00%
Real estate loans | Commercial
Loans:
Balloon term	5 years
Real estate loans | Commercial | Minimum
Loans:
Loan amount threshold for independent appraisal	$ 250,000
Amortization period	15 years
Real estate loans | Commercial | Maximum
Loans:
Percentage of the property's appraised value up to which the entity may lend	75.00%
Amortization period	20 years
Real estate loans | Construction | Maximum
Loans:
Percentage of the property's appraised value up to which the entity may lend	80.00%
Percentage of the property's appraised value up to which the entity may lend if borrower obtains private mortgage insurance	100.00%
Construction phase period	6 months
Commercial business | Maximum
Loans:
Balloon term	5 years
Consumer
Loans:
Past due loans, period of charge off	180 days
Consumer | Home equity | Maximum
Loans:
Percentage of the property's appraised value up to which the entity may lend	90.00%